DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of other receivables

	June 30, 2021	December 31, 2020
		(Audited)
Prepayments for business project	$306,607	$139,414
Prepayments for vending machine	521,571	522,413
Rental deposit	3,220	3,225
	$831,398	$665,052